Portfolio of investments—May 31, 2024 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 85.13%
Communication services: 0.00%
Diversified telecommunication services: 0.00%
Intelsat Emergence SA♦†	9	$0
Utilities: 85.12%
Electric utilities: 50.07%
Alliant Energy Corp.	42,134	2,169,480
American Electric Power Co., Inc.	59,781	5,395,235
Constellation Energy Corp.	29,257	6,356,083
Duke Energy Corp.	53,254	5,515,517
Entergy Corp.	22,292	2,507,627
Eversource Energy	22,708	1,344,995
Exelon Corp.	104,903	3,939,107
FirstEnergy Corp.	59,028	2,376,467
NextEra Energy, Inc.	181,090	14,490,822
Southern Co.	73,408	5,882,917
Xcel Energy, Inc.	45,455	2,520,480
		52,498,730
Gas utilities: 3.22%
Atmos Energy Corp.	29,092	3,372,345
Multi-utilities: 29.32%
Ameren Corp.	41,563	3,049,477
CenterPoint Energy, Inc.	121,398	3,703,853
CMS Energy Corp.	59,487	3,743,517
Dominion Energy, Inc.	65,447	3,528,902
DTE Energy Co.	36,603	4,265,348
Public Service Enterprise Group, Inc.	50,674	3,839,062
Sempra Energy	73,814	5,685,893
WEC Energy Group, Inc.	36,135	2,928,019
		30,744,071
Water utilities: 2.51%
American Water Works Co., Inc.	20,113	2,630,177
Investment Companies: 0.01%
Resolute Topco, Inc.‡†	2,068	10,340
Total common stocks (Cost $72,161,644)		89,255,663

	Interest rate	Maturity date	Principal
Corporate bonds and notes: 34.21%
Basic materials: 0.15%
Chemicals: 0.15%
SCIH Salt Holdings, Inc.144A	6.63%	5-1-2029	$165,000	155,404
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 1

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Communications: 3.87%
Advertising: 0.63%
Clear Channel Outdoor Holdings, Inc.144A	7.50%	6-1-2029	$150,000	$123,151
Clear Channel Outdoor Holdings, Inc.144A	9.00	9-15-2028	150,000	156,121
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	4.63	3-15-2030	135,000	120,009
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	5.00	8-15-2027	85,000	81,627
Outfront Media Capital LLC/Outfront Media Capital Corp.144A	7.38	2-15-2031	170,000	175,687
				656,595
Internet: 0.74%
Arches Buyer, Inc.144A	4.25	6-1-2028	125,000	109,098
Arches Buyer, Inc.144A	6.13	12-1-2028	135,000	108,750
Cablevision Lightpath LLC144A	3.88	9-15-2027	135,000	117,735
Cablevision Lightpath LLC144A	5.63	9-15-2028	130,000	102,368
Match Group Holdings II LLC144A	5.63	2-15-2029	355,000	336,572
				774,523
Media: 2.37%
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.25	1-15-2034	475,000	353,918
CCO Holdings LLC/CCO Holdings Capital Corp.144A	4.50	8-15-2030	450,000	373,908
CCO Holdings LLC/CCO Holdings Capital Corp.	4.50	5-1-2032	50,000	39,664
CCO Holdings LLC/CCO Holdings Capital Corp.144A	5.00	2-1-2028	25,000	23,083
CSC Holdings LLC144A	4.63	12-1-2030	200,000	84,091
CSC Holdings LLC144A	5.75	1-15-2030	55,000	23,766
CSC Holdings LLC144A	11.25	5-15-2028	200,000	161,376
CSC Holdings LLC144A	11.75	1-31-2029	145,000	115,233
Directv Financing LLC/Directv Financing Co-Obligor, Inc.144A	5.88	8-15-2027	90,000	84,511
DISH Network Corp.144A	11.75	11-15-2027	135,000	135,447
Nexstar Media, Inc.144A	5.63	7-15-2027	125,000	117,985
Paramount Global (3 Month LIBOR+3.90%)±	6.25	2-28-2057	50,000	43,567
Scripps Escrow II, Inc.144A	5.38	1-15-2031	300,000	122,699
Sirius XM Radio, Inc.144A	4.13	7-1-2030	525,000	440,028
Townsquare Media, Inc.144A	6.88	2-1-2026	380,000	371,410
				2,490,686
Telecommunications: 0.13%
CommScope, Inc.144A	6.00	3-1-2026	90,000	80,325
ViaSat, Inc.144A	5.63	9-15-2025	60,000	58,189
				138,514
Consumer, cyclical: 6.77%
Airlines: 0.41%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.144A	5.50	4-20-2026	53,333	52,829
Hawaiian Airlines Pass-Through Certificates Series 2013-1 Class A	3.90	1-15-2026	122,169	114,854
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.144A	5.75	1-20-2026	195,000	179,810
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.144A	8.00	9-20-2025	115,000	86,354
				433,847
See accompanying notes to portfolio of investments
2 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Apparel: 0.44%
Crocs, Inc.144A	4.13%	8-15-2031	$95,000	$82,620
Crocs, Inc.144A	4.25	3-15-2029	260,000	237,325
Tapestry, Inc.	7.85	11-27-2033	130,000	137,037
				456,982
Auto manufacturers: 0.14%
Ford Motor Co.	4.75	1-15-2043	180,000	145,526
Auto parts & equipment: 0.66%
Adient Global Holdings Ltd.144A	8.25	4-15-2031	105,000	109,357
American Axle & Manufacturing, Inc.	5.00	10-1-2029	210,000	191,199
Cooper Tire & Rubber Co.	7.63	3-15-2027	107,000	108,811
ZF North America Capital, Inc.144A	6.88	4-23-2032	270,000	276,211
				685,578
Distribution/wholesale: 0.20%
G-III Apparel Group Ltd.144A	7.88	8-15-2025	210,000	210,529
Entertainment: 1.27%
CCM Merger, Inc.144A	6.38	5-1-2026	530,000	526,090
Churchill Downs, Inc.144A	4.75	1-15-2028	250,000	236,839
Churchill Downs, Inc.144A	6.75	5-1-2031	45,000	44,772
Cinemark USA, Inc.144A	5.25	7-15-2028	120,000	112,036
Cinemark USA, Inc.144A	5.88	3-15-2026	65,000	64,030
Live Nation Entertainment, Inc.144A	3.75	1-15-2028	140,000	128,633
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.144A	6.63	5-1-2032	220,000	220,160
				1,332,560
Home builders: 0.26%
LGI Homes, Inc.144A	8.75	12-15-2028	150,000	155,743
Taylor Morrison Communities, Inc.144A	5.13	8-1-2030	60,000	56,926
Tri Pointe Homes, Inc.	5.70	6-15-2028	65,000	63,549
				276,218
Housewares: 0.17%
Newell Brands, Inc.	5.70	4-1-2026	175,000	172,798
Leisure time: 0.80%
Carnival Holdings Bermuda Ltd.144A	10.38	5-1-2028	340,000	368,097
NCL Corp. Ltd.144A	5.88	3-15-2026	115,000	113,072
NCL Corp. Ltd.144A	5.88	2-15-2027	75,000	73,922
NCL Corp. Ltd.144A	7.75	2-15-2029	110,000	113,037
NCL Corp. Ltd.144A	8.13	1-15-2029	55,000	57,467
Viking Cruises Ltd.144A	7.00	2-15-2029	115,000	115,206
				840,801
Retail: 2.42%
Bath & Body Works, Inc.144A	6.63	10-1-2030	70,000	70,094
Dave & Buster’s, Inc.144A	7.63	11-1-2025	70,000	70,369
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 3

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Retail(continued)
FirstCash, Inc.144A	4.63%	9-1-2028	$205,000	$192,222
FirstCash, Inc.144A	6.88	3-1-2032	100,000	99,164
Gap, Inc.144A	3.88	10-1-2031	220,000	182,625
Kohl’s Corp.	4.63	5-1-2031	235,000	189,511
Lithia Motors, Inc.144A	4.38	1-15-2031	135,000	118,943
LSF9 Atlantis Holdings LLC/Victra Finance Corp.144A	7.75	2-15-2026	115,000	113,927
Macy’s Retail Holdings LLC144A	5.88	4-1-2029	125,000	120,363
Macy’s Retail Holdings LLC144A	6.13	3-15-2032	240,000	228,338
Michaels Cos., Inc.144A	7.88	5-1-2029	130,000	88,412
NMG Holding Co., Inc./Neiman Marcus Group LLC144A	7.13	4-1-2026	195,000	193,899
PetSmart, Inc./PetSmart Finance Corp.144A	4.75	2-15-2028	130,000	120,732
PetSmart, Inc./PetSmart Finance Corp.144A	7.75	2-15-2029	260,000	248,916
Raising Cane’s Restaurants LLC144A	9.38	5-1-2029	165,000	177,646
Sally Holdings LLC/Sally Capital, Inc.	6.75	3-1-2032	190,000	186,381
Sonic Automotive, Inc.144A	4.88	11-15-2031	155,000	136,027
				2,537,569
Consumer, non-cyclical: 4.92%
Commercial services: 2.62%
Allied Universal Holdco LLC144A	7.88	2-15-2031	140,000	139,568
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.00	6-1-2029	195,000	166,439
Allied Universal Holdco LLC/Allied Universal Finance Corp.144A	6.63	7-15-2026	4,000	3,998
Block, Inc.144A	6.50	5-15-2032	115,000	116,069
CoreCivic, Inc.	8.25	4-15-2029	395,000	412,494
GEO Group, Inc.144A	8.63	4-15-2029	270,000	277,913
GEO Group, Inc.144A	10.25	4-15-2031	265,000	278,889
MPH Acquisition Holdings LLC144A	5.50	9-1-2028	100,000	74,368
MPH Acquisition Holdings LLC144A	5.75	11-1-2028	285,000	169,519
Prime Security Services Borrower LLC/Prime Finance, Inc.144A	6.25	1-15-2028	165,000	161,987
Sabre Global, Inc.144A	11.25	12-15-2027	350,000	340,214
Service Corp. International	7.50	4-1-2027	140,000	143,862
Sotheby’s/Bidfair Holdings, Inc.144A	5.88	6-1-2029	190,000	148,641
Upbound Group, Inc.144A	6.38	2-15-2029	325,000	313,389
				2,747,350
Food: 0.35%
B&G Foods, Inc.144A	8.00	9-15-2028	360,000	365,370
Healthcare-services: 1.62%
CHS/Community Health Systems, Inc.144A	5.25	5-15-2030	145,000	120,365
CHS/Community Health Systems, Inc.144A	5.63	3-15-2027	125,000	118,394
CHS/Community Health Systems, Inc.144A	6.00	1-15-2029	10,000	8,954
CHS/Community Health Systems, Inc.144A	8.00	3-15-2026	57,000	57,102
CHS/Community Health Systems, Inc.144A	10.88	1-15-2032	110,000	113,657
IQVIA, Inc.144A	6.50	5-15-2030	180,000	181,783
ModivCare Escrow Issuer, Inc.144A	5.00	10-1-2029	200,000	142,032
Pediatrix Medical Group, Inc.144A	5.38	2-15-2030	270,000	232,616
Star Parent, Inc.144A	9.00	10-1-2030	240,000	250,258
See accompanying notes to portfolio of investments
4 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Healthcare-services(continued)
Surgery Center Holdings, Inc.144A	7.25%	4-15-2032	$95,000	$95,713
Tenet Healthcare Corp.144A	6.75	5-15-2031	380,000	383,480
				1,704,354
Pharmaceuticals: 0.33%
AdaptHealth LLC144A	5.13	3-1-2030	255,000	222,732
Endo Finance Holdings, Inc.144A	8.50	4-15-2031	120,000	123,002
				345,734
Energy: 6.56%
Energy-alternate sources: 0.72%
Enviva Partners LP/Enviva Partners Finance Corp.144A†	6.50	1-15-2026	635,000	269,875
TerraForm Power Operating LLC144A	4.75	1-15-2030	175,000	158,977
TerraForm Power Operating LLC144A	5.00	1-31-2028	335,000	319,732
				748,584
Oil & gas: 1.85%
Aethon United BR LP/Aethon United Finance Corp.144A	8.25	2-15-2026	335,000	338,149
California Resources Corp.144A%%	8.25	6-15-2029	130,000	130,201
Crescent Energy Finance LLC144A	7.63	4-1-2032	5,000	5,095
Encino Acquisition Partners Holdings LLC144A	8.50	5-1-2028	235,000	239,584
Encino Acquisition Partners Holdings LLC144A	8.75	5-1-2031	150,000	155,121
Hilcorp Energy I LP/Hilcorp Finance Co.144A	5.75	2-1-2029	85,000	82,110
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	4-15-2030	30,000	28,950
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.00	2-1-2031	170,000	161,967
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	11-1-2028	170,000	167,831
Hilcorp Energy I LP/Hilcorp Finance Co.144A	6.25	4-15-2032	30,000	28,758
Hilcorp Energy I LP/Hilcorp Finance Co.144A	8.38	11-1-2033	15,000	16,046
Nabors Industries Ltd.144A	7.50	1-15-2028	190,000	180,794
Nabors Industries, Inc.144A	9.13	1-31-2030	240,000	247,822
Southwestern Energy Co.	8.38	9-15-2028	110,000	113,576
Talos Production, Inc.144A	9.00	2-1-2029	45,000	47,208
				1,943,212
Oil & gas services: 0.71%
Bristow Group, Inc.144A	6.88	3-1-2028	475,000	464,587
Oceaneering International, Inc.	6.00	2-1-2028	280,000	275,880
				740,467
Pipelines: 3.28%
Antero Midstream Partners LP/Antero Midstream Finance Corp.144A	6.63	2-1-2032	130,000	130,168
Buckeye Partners LP144A	4.50	3-1-2028	25,000	23,364
Buckeye Partners LP	5.85	11-15-2043	150,000	128,024
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	5.50	6-15-2031	300,000	281,137
CQP Holdco LP/BIP-V Chinook Holdco LLC144A	7.50	12-15-2033	260,000	267,144
DT Midstream, Inc.144A	4.13	6-15-2029	85,000	77,728
DT Midstream, Inc.144A	4.38	6-15-2031	65,000	58,385
Energy Transfer LP (5 Year Treasury Constant Maturity+4.02%)±	8.00	5-15-2054	40,000	41,642
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 5

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Pipelines(continued)
Energy Transfer LP Series H (5 Year Treasury Constant Maturity+5.69%)ʊ±	6.50%	11-15-2026	$70,000	$68,568
EnLink Midstream Partners LP	5.60	4-1-2044	65,000	57,063
Harvest Midstream I LP144A	7.50	9-1-2028	250,000	253,689
Harvest Midstream I LP144A	7.50	5-15-2032	125,000	126,695
Hess Midstream Operations LP144A	5.50	10-15-2030	80,000	76,782
Hess Midstream Operations LP144A	6.50	6-1-2029	40,000	40,448
Kinetik Holdings LP144A	5.88	6-15-2030	240,000	233,877
Kinetik Holdings LP144A	6.63	12-15-2028	45,000	45,475
Prairie Acquiror LP144A	9.00	8-1-2029	180,000	184,981
Rockies Express Pipeline LLC144A	6.88	4-15-2040	285,000	270,840
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.144A	6.00	12-31-2030	270,000	254,459
Venture Global Calcasieu Pass LLC144A	6.25	1-15-2030	340,000	340,818
Venture Global LNG, Inc.144A	8.38	6-1-2031	305,000	314,516
Venture Global LNG, Inc.144A	9.88	2-1-2032	155,000	166,206
				3,442,009
Financial: 5.03%
Banks: 0.31%
Bank of America Corp. Series RR (5 Year Treasury Constant Maturity+2.76%)ʊ±	4.38	1-27-2027	135,000	126,238
Citigroup, Inc. Series X (5 Year Treasury Constant Maturity+3.42%)ʊ±	3.88	2-18-2026	210,000	197,567
				323,805
Diversified financial services: 2.09%
Aircastle Ltd. Series A (5 Year Treasury Constant Maturity+4.41%)144Aʊ±	5.25	6-15-2026	285,000	270,753
Enact Holdings, Inc.144A	6.50	8-15-2025	80,000	80,580
Encore Capital Group, Inc.144A	9.25	4-1-2029	200,000	208,139
Jane Street Group/JSG Finance, Inc.144A	7.13	4-30-2031	85,000	86,537
Jefferies Finance LLC/JFIN Co-Issuer Corp.144A	5.00	8-15-2028	130,000	119,512
Nationstar Mortgage Holdings, Inc.144A	5.00	2-1-2026	225,000	220,760
Nationstar Mortgage Holdings, Inc.144A	7.13	2-1-2032	155,000	154,255
Navient Corp.	5.00	3-15-2027	130,000	123,369
Navient Corp.	11.50	3-15-2031	15,000	16,470
OneMain Finance Corp.	7.13	3-15-2026	125,000	126,835
Oppenheimer Holdings, Inc.	5.50	10-1-2025	225,000	221,063
PRA Group, Inc.144A	5.00	10-1-2029	414,000	351,007
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.144A	4.00	10-15-2033	105,000	87,176
United Wholesale Mortgage LLC144A	5.50	4-15-2029	130,000	122,070
				2,188,526
Insurance: 1.02%
AmWINS Group, Inc.144A	4.88	6-30-2029	240,000	220,606
AmWINS Group, Inc.144A	6.38	2-15-2029	115,000	114,718
AssuredPartners, Inc.144A	5.63	1-15-2029	230,000	214,034
BroadStreet Partners, Inc.144A	5.88	4-15-2029	200,000	183,131
HUB International Ltd.144A	5.63	12-1-2029	95,000	88,140
See accompanying notes to portfolio of investments
6 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance(continued)
HUB International Ltd.144A	7.25%	6-15-2030	$30,000	$30,481
HUB International Ltd.144A	7.38	1-31-2032	225,000	225,799
				1,076,909
Investment Companies: 0.04%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.	5.25	5-15-2027	45,000	41,285
REITS: 1.57%
Brandywine Operating Partnership LP	8.88	4-12-2029	140,000	144,894
Iron Mountain, Inc.144A	4.50	2-15-2031	185,000	164,647
Iron Mountain, Inc.144A	5.25	7-15-2030	315,000	294,525
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.144A	5.25	10-1-2025	195,000	191,155
Service Properties Trust%%	8.38	6-15-2029	305,000	298,997
Service Properties Trust144A	8.63	11-15-2031	305,000	319,321
Starwood Property Trust, Inc.144A	4.38	1-15-2027	245,000	229,574
				1,643,113
Industrial: 3.24%
Aerospace/defense: 0.16%
TransDigm, Inc.144A	6.63	3-1-2032	170,000	170,504
Building materials: 0.60%
Camelot Return Merger Sub, Inc.144A	8.75	8-1-2028	395,000	390,840
Emerald Debt Merger Sub LLC144A	6.63	12-15-2030	240,000	240,418
				631,258
Hand/machine tools: 0.70%
Werner FinCo LP/Werner FinCo, Inc.144A	11.50	6-15-2028	290,000	316,939
Werner FinCo LP/Werner FinCo, Inc. (PIK at 5.75%)144A¥	14.50	10-15-2028	413,365	411,183
				728,122
Machinery-diversified: 0.48%
Chart Industries, Inc.144A	7.50	1-1-2030	95,000	97,842
Chart Industries, Inc.144A	9.50	1-1-2031	75,000	80,986
TK Elevator U.S. Newco, Inc.144A	5.25	7-15-2027	335,000	323,186
				502,014
Packaging & containers: 0.84%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC144A	6.00	6-15-2027	155,000	151,553
Berry Global, Inc.144A	5.63	7-15-2027	175,000	172,691
Clydesdale Acquisition Holdings, Inc.144A	8.75	4-15-2030	210,000	202,522
Mauser Packaging Solutions Holding Co.144A	7.88	4-15-2027	80,000	81,509
Owens-Brockway Glass Container, Inc.144A	7.25	5-15-2031	155,000	154,475
Owens-Brockway Glass Container, Inc.144A	7.38	6-1-2032	60,000	59,980
Sealed Air Corp./Sealed Air Corp. U.S.144A	7.25	2-15-2031	60,000	61,617
				884,347
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 7

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Transportation: 0.08%
Genesee & Wyoming, Inc.144A	6.25%	4-15-2032	$85,000	$84,015
Trucking & leasing: 0.38%
AerCap Global Aviation Trust (U.S. SOFR 3 Month+4.56%)144A±	6.50	6-15-2045	105,000	104,800
Fortress Transportation & Infrastructure Investors LLC144A	5.50	5-1-2028	90,000	86,985
Fortress Transportation & Infrastructure Investors LLC144A	7.00	5-1-2031	205,000	207,408
				399,193
Technology: 1.52%
Computers: 0.38%
Insight Enterprises, Inc.144A	6.63	5-15-2032	55,000	55,364
McAfee Corp.144A	7.38	2-15-2030	100,000	92,567
Seagate HDD Cayman144A	8.25	12-15-2029	30,000	32,091
Seagate HDD Cayman144A	8.50	7-15-2031	205,000	218,703
				398,725
Office/business equipment: 0.07%
Zebra Technologies Corp.144A	6.50	6-1-2032	75,000	75,484
Software: 1.07%
AthenaHealth Group, Inc.144A	6.50	2-15-2030	275,000	249,518
Cloud Software Group, Inc.144A	6.50	3-31-2029	165,000	156,487
Cloud Software Group, Inc.144A	8.25	6-30-2032	135,000	136,346
Cloud Software Group, Inc.144A	9.00	9-30-2029	305,000	295,132
Rocket Software, Inc.144A	9.00	11-28-2028	160,000	162,517
SS&C Technologies, Inc.144A	6.50	6-1-2032	115,000	115,318
				1,115,318
Utilities: 2.15%
Electric: 2.15%
Edison International (5 Year Treasury Constant Maturity+3.86%)±	8.13	6-15-2053	160,000	165,501
NextEra Energy Operating Partners LP144A	4.25	9-15-2024	2,000	1,967
NextEra Energy Operating Partners LP144A	4.50	9-15-2027	125,000	117,621
NextEra Energy Operating Partners LP144A	7.25	1-15-2029	205,000	209,858
NSG Holdings LLC/NSG Holdings, Inc.144A	7.75	12-15-2025	50,458	50,206
Pattern Energy Operations LP/Pattern Energy Operations, Inc.144A	4.50	8-15-2028	500,000	458,333
PG&E Corp.	5.25	7-1-2030	515,000	490,571
Sempra (5 Year Treasury Constant Maturity+2.87%)±	4.13	4-1-2052	225,000	206,715
Vistra Corp. (5 Year Treasury Constant Maturity+5.74%)144Aʊ±	7.00	12-15-2026	275,000	272,956
Vistra Corp. Series C (5 Year Treasury Constant Maturity+5.05%)144Aʊ±	8.88	1-15-2029	110,000	113,900
Vistra Operations Co. LLC144A	7.75	10-15-2031	160,000	166,251
				2,253,879
Total corporate bonds and notes (Cost $36,772,805)				35,861,707
See accompanying notes to portfolio of investments
8 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Loans: 2.12%
Communications: 0.18%
Media: 0.18%
DirecTV Financing LLC (U.S. SOFR 1 Month+5.00%)±	10.44%	8-2-2027	$52,695	$52,831
Hubbard Radio LLC (U.S. SOFR 1 Month+4.50%)±	9.82	3-28-2025	171,830	136,863
				189,694
Consumer, cyclical: 0.63%
Airlines: 0.23%
Mileage Plus Holdings LLC (U.S. SOFR 3 Month+5.25%)±	10.73	6-21-2027	162,500	166,119
SkyMiles IP Ltd. (U.S. SOFR 3 Month+3.75%)±	9.07	10-20-2027	71,395	73,455
				239,574
Auto parts & equipment: 0.14%
First Brands Group LLC (U.S. SOFR 3 Month+5.00%)±	10.59	3-30-2027	144,833	143,151
Housewares: 0.08%
American Greetings Corp. (U.S. SOFR 1 Month+5.75%)±	11.08	10-30-2029	90,000	90,488
Leisure time: 0.02%
Carnival Corp. (U.S. SOFR 1 Month+2.75%)±	8.07	8-8-2027	19,076	19,181
Retail: 0.16%
Petco Health & Wellness Co., Inc. (U.S. SOFR 3 Month+3.25%)±	8.82	3-3-2028	185,000	166,996
Consumer, non-cyclical: 0.18%
Commercial services: 0.11%
GEO Group, Inc. (U.S. SOFR 3 Month+5.25%)±	10.57	4-13-2029	95,000	96,752
MPH Acquisition Holdings LLC (U.S. SOFR 3 Month+4.25%)±	9.86	9-1-2028	28,513	23,795
				120,547
Healthcare-services: 0.07%
LifePoint Health, Inc. (U.S. SOFR 3 Month+4.00%)±	9.33	5-17-2031	35,000	35,087
LifePoint Health, Inc. (U.S. SOFR 3 Month+4.75%)±	10.06	11-16-2028	35,000	35,231
				70,318
Energy: 0.35%
Energy-alternate sources: 0.07%
Enviva Partners LP/Enviva Partners Finance Corp. (U.S. SOFR 3 Month+8.00%)±	13.30	12-13-2024	66,956	76,330
Pipelines: 0.28%
GIP III Stetson I LP (U.S. SOFR 1 Month+4.25%)±	9.68	10-31-2028	224,294	225,191
Prairie ECI Acquiror LP (U.S. SOFR 1 Month+4.75%)±	10.08	8-1-2029	70,000	70,165
				295,356
Financial: 0.62%
Diversified financial services: 0.10%
Resolute Investment Managers, Inc. (U.S. SOFR 3 Month+6.50%)‡±	12.07	4-30-2027	102,138	100,222
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 9

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance: 0.52%
Asurion LLC (U.S. SOFR 1 Month+3.25%)±	8.69%	12-23-2026	$408,821	$405,755
Asurion LLC (U.S. SOFR 1 Month+5.25%)±	10.69	1-31-2028	54,632	51,269
Truist Insurance Holdings LLC (U.S. SOFR 3 Month+4.75%)±	10.09	3-8-2032	90,000	91,838
				548,862
Industrial: 0.11%
Building materials: 0.11%
CP Atlas Buyer, Inc. (U.S. SOFR 1 Month+3.75%)±	9.18	11-23-2027	115,000	114,018
Technology: 0.05%
Software: 0.05%
Rocket Software, Inc. (U.S. SOFR 1 Month+4.75%)±	10.08	11-28-2028	50,000	50,169
Total loans (Cost $2,236,343)				2,224,906
Yankee corporate bonds and notes: 5.69%
Basic materials: 0.13%
Chemicals: 0.13%
Braskem Netherlands Finance BV144A	4.50	1-31-2030	160,000	133,858
Communications: 0.15%
Telecommunications: 0.15%
Altice France SA144A	8.13	2-1-2027	205,000	158,018
Consumer, cyclical: 2.05%
Airlines: 0.48%
Air Canada Pass-Through Trust Series 2020-1 Class C144A	10.50	7-15-2026	340,000	366,350
VistaJet Malta Finance PLC/Vista Management Holding, Inc.144A	9.50	6-1-2028	150,000	136,424
				502,774
Auto manufacturers: 0.18%
Aston Martin Capital Holdings Ltd.144A	10.00	3-31-2029	200,000	193,507
Entertainment: 0.20%
Banijay Entertainment SASU144A	8.13	5-1-2029	200,000	204,458
Leisure time: 1.19%
Carnival Corp.144A	6.00	5-1-2029	300,000	293,205
Carnival Corp.144A	7.00	8-15-2029	65,000	66,760
Carnival Corp.144A	7.63	3-1-2026	85,000	85,461
Royal Caribbean Cruises Ltd.144A	5.50	4-1-2028	305,000	297,959
Royal Caribbean Cruises Ltd.144A	6.25	3-15-2032	355,000	353,382
Royal Caribbean Cruises Ltd.144A	9.25	1-15-2029	140,000	149,125
				1,245,892
Consumer, non-cyclical: 0.24%
Pharmaceuticals: 0.24%
Teva Pharmaceutical Finance Netherlands III BV	8.13	9-15-2031	230,000	252,487
See accompanying notes to portfolio of investments
10 | Allspring Utilities and High Income Fund

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Energy: 0.67%
Coal: 0.00%
Griffin Coal Mining Co. Pty. Ltd.144A♦†	9.50%	12-1-2049	$60,912	$0
Oil & gas: 0.21%
Borr IHC Ltd./Borr Finance LLC144A	10.00	11-15-2028	211,549	221,293
Pipelines: 0.46%
Enbridge, Inc. (5 Year Treasury Constant Maturity+4.42%)±	7.63	1-15-2083	180,000	182,258
Northriver Midstream Finance LP144A	5.63	2-15-2026	305,000	300,874
				483,132
Financial: 1.42%
Banks: 0.86%
Banco del Estado de Chile (5 Year Treasury Constant Maturity+3.23%)144Aʊ±	7.95	5-2-2029	120,000	123,816
BNP Paribas SA (5 Year Treasury Constant Maturity+3.73%)144Aʊ±	8.00	8-22-2031	200,000	202,942
HSBC Holdings PLC (USD ICE Swap Rate 11:00am NY 5 Year+3.75%)ʊ±	6.00	5-22-2027	200,000	191,155
Intesa Sanpaolo SpA (5 Year USD Swap Rate+5.46%)144Aʊ±	7.70	9-17-2025	200,000	199,669
UBS Group AG (5 Year Treasury Constant Maturity+3.40%)144Aʊ±	4.88	2-12-2027	205,000	187,472
				905,054
Diversified financial services: 0.56%
AerCap Holdings NV (5 Year Treasury Constant Maturity+4.54%)±	5.88	10-10-2079	115,000	114,227
Castlelake Aviation Finance DAC144A	5.00	4-15-2027	195,000	187,361
Macquarie Airfinance Holdings Ltd.144A	6.50	3-26-2031	55,000	55,845
Macquarie Airfinance Holdings Ltd.144A	8.38	5-1-2028	215,000	226,083
				583,516
Industrial: 0.72%
Aerospace/defense: 0.16%
Bombardier, Inc.144A	8.75	11-15-2030	160,000	171,679
Electronics: 0.26%
Sensata Technologies BV144A	4.00	4-15-2029	130,000	118,094
Sensata Technologies BV144A	5.88	9-1-2030	155,000	150,660
				268,754
Machinery-diversified: 0.19%
TK Elevator Holdco GmbH144A	7.63	7-15-2028	200,000	197,766
Packaging & containers: 0.11%
Trivium Packaging Finance BV144A	8.50	8-15-2027	115,000	114,743
See accompanying notes to portfolio of investments
Allspring Utilities and High Income Fund | 11

Portfolio of investments—May 31, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
Utilities: 0.31%
Electric: 0.31%
Algonquin Power & Utilities Corp. (5 Year Treasury Constant Maturity+3.25%)±	4.75%	1-18-2082	$110,000	$99,045
Emera, Inc. Series 16-A (3 Month LIBOR+5.44%)±	6.75	6-15-2076	235,000	232,426
				331,471
Total yankee corporate bonds and notes (Cost $5,988,384)				5,968,402

		Yield	Shares
Short-term investments: 1.80%
Investment companies: 1.80%
Allspring Government Money Market Fund Select Class♠∞##		5.24	1,883,124	1,883,124
Total short-term investments (Cost $1,883,124)				1,883,124
Total investments in securities (Cost $119,042,300)	128.95%			135,193,802
Other assets and liabilities, net	(28.95)			(30,349,273)
Total net assets	100.00%			$104,844,529

♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
†	Non-income-earning security
‡	Security is valued using significant unobservable inputs.
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
±	Variable rate investment. The rate shown is the rate in effect at period end.
%%	The security is purchased on a when-issued basis.
ʊ	Security is perpetual in nature and has no stated maturity date. The date shown reflects the next call date.
¥
A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities or a combination of both.
The rate shown is the rate in effect at period end.

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated for when-issued securities and unfunded loans.

Abbreviations:
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same adviser or investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,178,650	$17,819,766	$(17,115,292)	$0	$0	$1,883,124	1,883,124	$61,625
See accompanying notes to portfolio of investments
12 | Allspring Utilities and High Income Fund

Notes to portfolio of investments—May 31, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and exchange-traded funds that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g., taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at  rates provided by an independent foreign currency pricing source at a time each business day specified by the Valuation Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
When-issued transactions
The Fund may purchase securities on a forward commitment or when-issued basis. The Fund records a when-issued transaction on the trade date and will segregate assets in an amount at least equal in value to the Fund’s commitment to purchase when-issued securities. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.
Loans
The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments represent the remaining obligation of the Fund to the borrower. At any point in time, up to the maturity date of the issue, the borrower may demand the unfunded portion. Unfunded amounts, if any, are marked to market.
As of May 31, 2024, the Fund had the following unfunded loan commitments which are available until the maturity date:
	Unfunded commitments	Unrealized gain (loss)
Enviva Partners LP/Enviva Partners Finance Corp., 4.00%, 12-13-2024 Tranche B	$111,593	$837
Enviva Partners LP/Enviva Partners Finance Corp., 4.00%, 12-13-2024 Tranche A	44,637	6,249
	$156,230	$7,086
Based on the nature of the terms of the loans and comparative market rates, the carrying amount of the unfunded loan commitments at May 31, 2024 approximates its fair value. If measured at fair value, the unfunded loan commitments would be categorized as Level 2 under the fair value hierarchy.
Allspring Utilities and High Income Fund | 13

Notes to portfolio of investments—May 31, 2024 (unaudited)
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$0	$0	$0	$0
Investment Companies	0	0	10,340	10,340
Utilities	89,245,323	0	0	89,245,323
Corporate bonds and notes	0	35,861,707	0	35,861,707
Loans	0	2,124,684	100,222	2,224,906
Yankee corporate bonds and notes	0	5,968,402	0	5,968,402
Short-term investments
Investment companies	1,883,124	0	0	1,883,124
Total assets	$91,128,447	$43,954,793	$110,562	$135,193,802
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
At May 31, 2024, the Fund had no material transfers into/out of Level 3.
14 | Allspring Utilities and High Income Fund